Note Derivative instruments and hedging activities (Cash flow hedges) (Detail) - Cash flow hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	$ (4,376)	$ (6,613)	$ 2,286
Amount of net gain (loss) reclassified from AOCI into income (effective portion)	(4,719)	(6,091)	1,839
Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	$ 17	$ (109)	$ 577
Forward contracts
Derivative Instruments, Gain (Loss)
Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion and amount excluded from effectiveness testing)	Mortgage banking activities	Mortgage banking activities	Mortgage banking activities
Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	$ (4,376)	$ (6,613)	$ 2,286
Amount of net gain (loss) reclassified from AOCI into income (effective portion)	(4,719)	(6,091)	1,839
Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	$ 17	$ (109)	$ 577